CONDENSED BALANCE SHEETS	Mar. 31, 2021 USD ($)
ASSETS
Cash	$ 699,534
Prepaid expenses	88,817
Total Current Assets	788,351
Cash and marketable securities held in Trust Account	135,709,741
Total Assets	136,498,092
Current liabilities:
Accounts payable	352,744
Accrued expenses	754,809
Deferred Underwriting Commissions, current	4,749,500
Total Current Liabilities	5,857,053
Total Liabilities	5,857,053
Commitments and Contingencies
Class A Common stock subject to possible redemption, 12,564,103 and 12,704,007 shares at $10.00 per share at March 31, 2021 and December 31, 2020, respectively	125,641,030
Stockholders' Equity
Additional paid-in capital	6,710,075
Accumulated deficit	(1,710,553)
Total Stockholders' Equity	5,000,009
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	136,498,092
Class A common stock
Stockholders' Equity
Common stock	148
Class B common stock
Stockholders' Equity
Common stock	$ 339